Cover	Oct. 10, 2019
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2019
Current Fiscal Year End Date	--12-31
Entity File Number	001-32216
Entity Registrant Name	NEW YORK MORTGAGE TRUST, INC.
Entity Central Index Key	0001273685
Entity Tax Identification Number	47-0934168
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	90 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	792-0107
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NYMT
Security Exchange Name	NASDAQ
7.75% Series B Cumulative Redeemable Preferred Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7.75% Series B Cumulative Redeemable Preferred Stock
Trading Symbol	NYMTP
Security Exchange Name	NASDAQ
7.875% Series C Cumulative Redeemable Preferred Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	7.875% Series C Cumulative Redeemable Preferred Stock,
Trading Symbol	NYMTO
Security Exchange Name	NASDAQ
8.000% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	8.000% Series D Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock,
Trading Symbol	NYMTN
Security Exchange Name	NASDAQ